Document and Entity Information	Jul. 07, 2020
Cover [Abstract]
Entity Address, Country	BM
Amendment Flag	false
Entity Central Index Key	0001091748
Document Type	8-K
Document Period End Date	Jul. 07, 2020
Entity Registrant Name	ARGO GROUP INTERNATIONAL HOLDINGS, LTD.
Entity Incorporation State Country Code	D0
Entity File Number	001-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
City Area Code	(441)
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common shares
Trading Symbol	ARGO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false